Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013
Current assets
Cash and cash equivalence	$ 491,657	$ 556,788	$ 1,640,007
Accounts receivable	806,218	0
Other receivables	350,283	23,791	0
Advances to suppliers	5,523,978	7,490,564	0
Due from related parties	403,109	0
Inventory	2,175,714	1,781,653	0
Deferred tax asset	298,171	111,844	0
Other current asset	3,847,728	1,146,785	0
Total current assets	13,896,858	11,111,425	1,640,007
Non-current assets
Property, plant and equipment, net	7,793,240	6,779,256	0
Deposit for property, plant and equipment	90,941	1,590,581	0
Total non-current assets	7,884,181	8,369,837	0
Total assets	21,781,039	19,481,262	1,640,007
Current liabilities
Accounts payable and accrued liabilities	2,573,237	355,861	1,500
Amount due to shareholders	18,978	18,934	0
Capital lease interest payable to related parties	172,611	52,542
Capital lease obligations - current	63,248	31,022	0
Amount due to director	417,776	430,928	8,999
Advances from related parties	690,316	3,027,605	97,110
Advance from customers	264,510	120,649
Billings in excess of costs	6,663,850	3,847,085
Advance billings on contracts		11,831,607	0
Total current liabilities	10,864,526	7,884,626	107,609
Non-current liabilities
Capital lease obligations - non-current	2,699,814	2,718,106	0
Total non-current liabilities	2,699,814	2,718,106	0
Total liabilities	$ 13,564,340	$ 10,602,732	$ 107,609
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock: $0.001 par value, 100,000,000 shares authorized, none issued and outstanding		$ 0	$ 0
Common stock value	$ 598,042	598,042	8,000
Additional paid-in capital	9,456,175	9,451,675	1,704,943
Subscription receivable	(317,000)	(317,000)
Deficit accumulated	(1,553,110)	(862,211)	(181,017)
Accumulated other comprehensive gain	32,592	8,024	472
Total stockholders' equity	8,216,699	8,878,530	1,532,398
Total liabilities and stockholders' equity	$ 21,781,039	$ 19,481,262	$ 1,640,007